Provisions (Tables)	12 Months Ended
Mar. 31, 2023
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Components of and Changes in Provisions
The components of and changes in provisions for the year ended March 31, 2023 are as follows:

	Yen (millions)
	Product warranties*	Other	Total
Balance as of April 1, 2022	¥419,201	¥102,812	¥522,013

Provision	¥289,850	¥27,766	¥317,616
Write-offs	(160,757)	(30,887)	(191,644)
Reversal	(33,070)	(8,624)	(41,694)
Exchange differences on translating foreign operations	19,875	6,704	26,579

Balance as of March 31, 2023	¥535,099	¥97,771	¥632,870

Current Liabilities and Non-current Liabilities of Provisions
Current liabilities and
non-current
liabilities of provisions as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Current liabilities	¥268,388	¥362,701
Non-current liabilities	253,625	270,169

Total	¥522,013	¥632,870